UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2017 (Unaudited)

Common Stocks - 96.9%	Shares		Value ($)
Brazil - 8.4%
Banco do Brasil	128,100		1,362,941
BRF	15,100		197,159
BRF, ADR	20,366		264,554
Cia Hering	128,200		717,442
Cia Paranaense de Energia, ADR	116,878		1,247,088
Duratex	374,071		1,014,837
Embraer, ADR	56,026		1,293,640
Fibria Celulose, ADR	119,829		1,024,538
Gerdau, ADR	212,315		864,122
JBS	428,300		1,610,771
Klabin	132,100		658,165
Petroleo Brasileiro, ADR	117,461	[a]	1,184,007
			11,439,264
Cambodia - .7%
NagaCorp	1,734,000		949,323
Chile - 2.2%
Cencosud	260,788		771,991
Empresa Nacional de Telecomunicaciones	99,721	[a]	1,096,823
Itau CorpBanca	131,785,992		1,061,981
			2,930,795
China - 22.7%
Air China, Cl. H	1,358,000		1,047,858
Alibaba Group Holding, ADR	6,868	[a]	706,717
Anhui Conch Cement, Cl. H	487,000		1,696,962
CAR	1,045,000	[a]	989,418
China Communications Services, Cl. H	1,484,000		992,150
China Conch Venture Holdings	324,000		641,915
China Construction Bank, Cl. H	5,357,399		4,409,922
China Life Insurance, Cl. H	576,000		1,754,808
China Railway Construction, Cl. H	384,000		543,137
China Shenhua Energy, Cl. H	309,000		646,429
China ZhengTong Auto Services Holdings	2,075,000		868,715
Dongfeng Motor Group, Cl. H	778,000		923,029
ENN Energy Holdings	290,000		1,400,894
Haitong Securities, Cl. H	588,000		1,077,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
China - 22.7% (continued)
Industrial & Commercial Bank of China, Cl. H	7,463,090		4,893,420
Lianhua Supermarket Holdings, Cl. H	2,184,000	[a]	959,363
Parkson Retail Group	9,174,452		1,252,743
PetroChina, Cl. H	1,770,000		1,347,525
PICC Property & Casualty, Cl. H	616,000		941,112
Ping An Insurance Group Company of China, Cl. H	245,000		1,306,599
Shanghai Pharmaceuticals Holding, Cl. H	373,300		961,754
Sinotrans, Cl. H	2,161,000		979,881
Zhejiang Expressway, Cl. H	482,000		542,047
			30,883,490
Czech Republic - .2%
Komercni banka	8,435		303,292
Greece - .5%
Hellenic Telecommunications Organization	80,393		721,376
Hong Kong - 8.2%
Brilliance China Automotive Holdings	458,000		719,783
China Mobile	287,000		3,164,694
China Resources Land	316,000		862,976
China Resources Power Holdings	923,989		1,673,509
COSCO SHIPPING Ports	1,704,581		1,899,371
Haier Electronics Group	524,000		963,908
Shanghai Industrial Holdings	671,000		1,871,356
			11,155,597
India - 9.3%
Bank of India	599,789	[a]	1,157,888
Chennai Super Kings Cricket	5,440,206	[a,b]	0
India Cements	406,022		1,035,156
Mahindra & Mahindra	53,127		1,044,843
NMDC	257,959		580,921
NTPC	275,854		673,730
Punjab National Bank	462,228	[a]	979,620
Reliance Industries	162,075		3,007,505
State Bank of India	301,829		1,217,834
Steel Authority of India	779,254	[a]	714,797
Tata Motors	54,930		376,045
Tata Motors, ADR	19,075		640,729
Tech Mahindra	158,622		1,187,310
			12,616,378
Indonesia - 1.0%
Astra Agro Lestari	609,466		683,227

Common Stocks - 96.9% (continued)	Shares		Value ($)
Indonesia - 1.0% (continued)
Indocement Tunggal Prakarsa	643,600		731,144
			1,414,371
Malaysia - 1.0%
Malayan Banking	683,500		1,323,896
Mexico - 3.9%
Alpek	919,240		972,702
Controladora Vuela Cia de Aviacion, ADR	78,537	[a]	951,868
Grupo Financiero Banorte, Cl. O	268,400		1,335,621
Mexichem	380,685		899,441
Nemak	1,158,100	[c]	1,140,721
			5,300,353
Philippines - .6%
Metropolitan Bank & Trust	512,040		825,953
Poland - 2.0%
Powszechna Kasa Oszczednosci Bank Polski	129,683	[a]	1,061,540
Powszechny Zaklad Ubezpieczen	188,833		1,675,306
			2,736,846
Russia - 3.3%
Gazprom, ADR	217,370		969,579
Lukoil, ADR	14,328		759,384
Magnit	6,630	[b]	1,035,877
MegaFon, GDR	66,325		766,054
MegaFon, GDR	36,662	[b,c]	407,985
Sberbank of Russia, ADR	53,662		585,452
			4,524,331
South Africa - 4.7%
AngloGold Ashanti, ADR	54,932	[a]	605,351
Barclays Africa Group	56,882		658,908
Imperial Holdings	62,376		794,590
Nampak	814,148	[a]	1,033,395
Pioneer Foods Group	40,420		504,545
PPC	709,644	[a]	357,054
Sasol	11,092		315,404
The Foschini Group	94,581		1,170,735
Truworths International	143,918		956,491
			6,396,473
South Korea - 16.0%
CJ CheilJedang	3,654		1,177,876
Com2uS	7,854		760,569
E-MART	6,574		1,209,279

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.9% (continued)	Shares		Value ($)
South Korea - 16.0% (continued)
Hankook Tire	13,175	[a]	696,763
Hyundai Mobis	5,106		1,151,475
Hyundai Motor	8,946		1,182,779
KB Financial Group	20,374		845,050
KCC	2,440		747,698
Korea Investment Holdings	23,914	[a]	1,002,453
LG	18,756		1,041,677
LG Chem	4,049		1,013,369
LIG Nex1	12,234		803,879
POSCO	2,978		746,640
Samsung Electronics	4,038		6,863,618
Samsung Fire & Marine Insurance	4,898		1,104,568
Shinhan Financial Group	36,726		1,516,785
			21,864,478
Taiwan - 8.7%
Advanced Semiconductor Engineering	1,192,840		1,481,174
Casetek Holdings	238,000		805,637
Hon Hai Precision Industry	348,074		1,013,967
Inventec	902,000		669,377
MediaTek	156,000		1,137,370
Quanta Computer	467,000		968,246
Shin Kong Financial Holding	3,017,713	[a]	814,258
Simplo Technology	255,000		829,984
Taiwan Semiconductor Manufacturing	364,638		2,243,123
Tung Thih Electronic	65,000		673,833
Yuanta Financial Holding	2,760,000		1,167,836
			11,804,805
Thailand - 1.5%
Bangkok Bank	380,760		2,105,304
Turkey - 1.3%
Cola-Cola Icecek	77,798		749,525
Turkiye Halk Bankasi	342,549		1,060,847
			1,810,372
United Arab Emirates - .7%
Abu Dhabi Commercial Bank	371,631		717,458
Emaar Properties	145,217		294,586
			1,012,044
Total Common Stocks (cost $110,986,578)			132,118,741

Preferred Stocks - 2.4%
Brazil - 2.4%
Banco do Estado do Rio Grande do Sul, Cl. B	206,500		1,103,192
Cia Energetica de Minas Gerais	91,800		315,443
Cia Paranaense de Energia, Cl. B	100		1,083
Itausa - Investimentos Itau	174,204		562,201
Marcopolo	572,935		508,293
Randon Implementos e Participacoes	520,101	[a]	743,957
(cost $1,892,931)			3,234,169
	Number of
Rights - .0%	Rights		Value ($)
Brazil - .0%
Itausa - Investimentos Itau	2,854	[a]	3,615
Taiwan - .0%
Advanced Semiconductor Engineering	37,256	[a]	4,669
Total Rights (cost $7,108)			8,284
Total Investments (cost $112,886,617)	99.3%		135,361,194
Cash and Receivables (Net)	.7%		967,882
Net Assets	100.0%		136,329,076

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At February 28, 2017, the value of this security amounted to $1,443,862 or 1.06% of net assets.

[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $1,548,706 or 1.14% of net assets.

Portfolio Summary (Unaudited)†	Value (%)
Financials	29.3
Information Technology	13.7
Consumer Discretionary	11.9
Industrials	10.7
Materials	10.5
Consumer Staples	6.7
Energy	5.8
Telecommunication Services	5.2
Utilities	3.9
Real Estate	.9
Health Care	.7
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	130,674,879	1,443,862	††	0	132,118,741
Equity Securities - Foreign
Preferred Stocks†	3,234,169	-		-	3,234,169
Rights†	8,284	-		-	8,284
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(1,125)		-	(1,125)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 8/31/2016	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2017	0
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2017	-

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 28, 2017.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	(Depreciation)($)
Purchases:
Credit Suisse International
South African Rand,
Expiring
3/1/2017	834,139	64,715	63,590	(1,125)
Gross Unrealized Depreciation				(1,125)

At February 28, 2017, accumulated net unrealized appreciation on investments was $22,474,577, consisting of $26,695,999 gross unrealized appreciation and $4,221,422 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)